Expense Example - Harbor Large Cap Value Fund	Retirement Class One Year	Retirement Class Three Years	Retirement Class Five Years	Retirement Class Ten Years	Institutional Class One Year	Institutional Class Three Years	Institutional Class Five Years	Institutional Class Ten Years	Administrative Class One Year	Administrative Class Three Years	Administrative Class Five Years	Administrative Class Ten Years	Investor Class One Year	Investor Class Three Years	Investor Class Five Years	Investor Class Ten Years
USD ($)	62	202	354	796	70	227	398	892	96	306	533	1,187	107	340	593	1,314